13F-HR
1
t4724914b.txt

		UNITED STATES SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				  Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ];                   Amendment Number: ___
This Amendment (Check only one):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Touradji Capital Management, LP
Address:	101 Park Avenue
		48th Floor
		New York, New York 10178
		U.S.A.

Form 13F File Number: 28-11655

        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Thomas S. Dwan
Title:	Attorney-in-fact for Paul Touradji, Managing Member
Phone:	(212) 984-8899

Signature, Place, and Date of Signing:

Thomas S. Dwan		New York, New York    	Nov 13, 2009
---------------		------------------	-------------
[Signature]		[City, State]		[Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting
	manager are reported in this report.)
[ ]  	13F NOTICE. (Check here if no holdings reported are in this report, and
	all holdings are reported by other reporting manager(s).)
[ ]  	13F COMBINATION REPORT. (Check here if a portion of the holdings for this
	reporting manager are reported in this report and a portion are reported by
	other reporting manager(s).)

				Form 13F SUMMARY PAGE

				   Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total: $104,300 (thousands)

List of Other Included Managers:

        Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,other than the manager filing this report.

No. 1

Form 13F File Number: 28-11987
Name:  Paul Touradji

No. 2

Form 13F File Number: 28-11656
Name:  Touradji Global Resources Master Fund, Ltd.



 Form 13F Information Table

          Column 1            Column 2           Column 3   Column 4        Column 5          Column 6     Column 7      Column 8
                                                                                                                    Voting Authority
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
Name of Issuer             Title of Class     CUSIP        Value   Shrs/Prn   SH/   Put/   Investment    Other    Sole    Shared
                                                         (x$1000)   Amt      PRN   Call   Discretion   Managers
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
PETROHAWK ENERGY CORP            COM             716495106  990       40,895     SH           DEFINED      1        40,895
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
PETROHAWK ENERGY CORP            COM             716495106  5,668     234,105    SH           DEFINED      1, 2     234,105
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
SANDRIDGE ENERGY INC             COM             80007P307  524       40,418     SH           DEFINED      1        40,418
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
SANDRIDGE ENERGY INC             COM             80007P307  2,716     209,582    SH           DEFINED      1, 2     209,582
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
GUSHAN ENVIRONMENTAL ENERGY LT   SPON ADR        40330W106  1,256     690,000    SH           DEFINED      1, 2     690,000
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
CITIGROUP INC                    COM             172967101  82        17,001     SH           DEFINED      1        17,001
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
CITIGROUP INC                    COM             172967101  450       92,999     SH           DEFINED      1, 2     92,999
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
EOG RESOURCES INC                COM             26875P101  294       3,515      SH           DEFINED      1        3,515
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
EOG RESOURCES INC                COM             26875P101  1,598     19,136     SH           DEFINED      1, 2     19,136
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
MASSEY ENERGY CO	         COM             576206106  690       24,729     SH           DEFINED      1        24,729
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
MASSEY ENERGY CO                 COM             576206106  3,773     135,271    SH           DEFINED      1, 2     135,271
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
DRYSHIPS INC	                 SHS             Y2109Q101  144       21,714     SH           DEFINED      1        21,714
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
DRYSHIPS INC                     SHS             Y2109Q101  904       136,286    SH           DEFINED      1, 2     136,286
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
BARRICK GOLD CORP                COM             067901108  13,086    345,284    SH           DEFINED      1        345,284
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
BARRICK GOLD CORP                COM             067901108  71,582    1,888,716  SH           DEFINED      1, 2     1,888,716
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---




 Form 13F Information Table

          Column 1            Column 2           Column 3   Column 4        Column 5          Column 6     Column 7      Column 8
                                                                                                                    Voting Authority
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
Name of Issuer             Title of Class     CUSIP        Value   Shrs/Prn   SH/   Put/   Investment    Other    Sole    Shared
                                                         (x$1000)   Amt      PRN   Call   Discretion   Managers
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
SPDR TRUST SERIES 1              CALL            78462F903  8         77         CALL         DEFINED      1        77
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
SPDR TRUST SERIES 1              CALL            78462F903  43        423        CALL         DEFINED      1, 2     423
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
CITIGROUP INC   	         PUT             172967951  3         696        CALL         DEFINED      1        696
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
CITIGROUP INC   	         PUT             172967951  17        3,804      CALL         DEFINED      1,2      3,804
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
CATERPILLAR INC	                 PUT             149123951  73        193        PUT          DEFINED      1        193
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
CATERPILLAR INC	                 PUT             149123951  399       1,057      PUT          DEFINED      1,2      1,057
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---


REPORT SUMMARY   21  DATA RECORDS           $104,300 (thousands)       2  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

